THE ALGER FUND


              SUPPLEMENT DATED JANUARY 20, 2004 TO THE STATEMENT OF
         ADDITIONAL INFORMATION DATED FEBRUARY 28, 2003 AS SUPPLEMENTED
                               SEPTEMBER 30, 2003


The information in the first full paragraph on page 20 of the Statement of Additional Information, under the heading "Waivers of Sales Charges" (page 19), is hereby amended as follows:

Effective as of the dates indicated below, the following companies are added to the list of companies through whose omnibus accounts Class C shares may be purchased without an initial sales charge:

COMPANY                           DATE
-------                           ----
RBC Dain Rauscher                 January 20, 2004
Wachovia Securities LLC           February 1, 2004
Linsco/Private Ledger             February 2, 2004